Consolidated Statements of Equity (USD $) In Thousands	Total	Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in-Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Brookfield Residential Equity [Member]	Non-controlling Interest [Member]
Opening balance at Dec. 31, 2011		$ 1,748	$ 93,383	$ 404,777	$ 390,429	$ 78,933		$ 6,439
Share-based compensation costs				7,294
Net income attributable to Brookfield Residential	93,161				93,161
Net loss attributable to non-controlling interest	622
Issuance of Common Shares			231,203
Other comprehensive (loss) / income						2,129
Stock option exercises				(1,061)
Dividends on Preferred Shares					(135)
Non-controlling interest issued / (repurchased)								(5,927)
Conversion of Preferred Shares into Common Shares		(118)	118
(Distributions) / Contributions					(5)			5,027
Ending balance at Dec. 31, 2012	1,307,395	1,630	324,704	411,010	483,450	81,062	1,301,856	5,539
Share-based compensation costs				6,340
Net income attributable to Brookfield Residential	142,160				142,160
Net loss attributable to non-controlling interest	(6,453)							(340)
Issuance of Common Shares			7,777
Other comprehensive (loss) / income						(51,222)
Stock option exercises				(2,967)
Dividends on Preferred Shares					(128)
Non-controlling interest issued / (repurchased)								25,402
Conversion of Preferred Shares into Common Shares		(30)	30
Non-controlling interest repurchased				994
(Distributions) / Contributions								4,446
Ending balance at Dec. 31, 2013	$ 1,439,857	$ 1,600	$ 332,511	$ 415,377	$ 625,482	$ 29,840	$ 1,404,810	$ 35,047